CONSOLIDATED STATEMENT OF INCOME - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest on loans and financial leases
Commercial		$ 8,027,598	$ 7,952,627	$ 5,487,993
Consumer		3,822,743	3,069,124	2,333,173
Small business loans		237,266	236,979	188,438
Mortgage		1,831,716	1,767,761	1,396,002
Leasing		2,054,262	1,993,851	1,547,634
Interest income on loans and financial leases		15,973,585	15,020,342	10,953,240
Interest income on overnight and market funds		26,779	20,968	14,564
Interest and valuation on investments		685,313	707,495	301,840
Total interest and valuation		16,685,677	15,748,805	11,269,644
Interest expenses		(6,232,986)	(6,053,100)	(4,037,941)
Net interest margin and valuation income on financial instruments before impairment on loans and financial leases and off balance sheet credit instruments		10,452,691	9,695,705	7,231,703
Credit impairment charges on loans and advances and financial leases, net		(3,468,699)	(2,643,710)	(1,667,680)
Credit impairment recoveries (charges) on off balance sheet credit instruments		6,854	(87,442)	(7,421)
Total credit impairment charges, net		(3,461,845)	(2,731,152)	(1,675,101)
Net interest margin and valuation income on financial instruments after impairment on loans and financial leases and off balance sheet credit instruments		6,990,846	6,964,553	5,556,602
Fees and commission income		3,586,907	3,285,235	2,790,557
Fees and commission expenses		(1,082,714)	(966,271)	(797,513)
Total fees and commission, net		2,504,193	2,318,964	1,993,044
Other operating income		1,632,346	1,487,123	1,372,702
Dividends received, and share of profits of equity method investees		266,170	176,692	211,574
Impairment charges on joint venture		(173,339)	0	0
Total operating income, net		11,220,216	10,947,332	9,133,922
Operating expenses
Salaries and employee benefits		(2,792,015)	(2,808,931)	(2,255,391)
Other administrative and general expenses		(2,979,863)	(2,651,334)	(2,237,598)
Wealth tax, contributions and other tax burden	[1]	(727,661)	(741,184)	(675,387)
Impairment, depreciation and amortization		(478,883)	(517,809)	(477,285)	[2]
Other expenses		(249,023)	(259,792)	(252,626)
Total operating expenses		(7,227,445)	(6,979,050)	(5,898,287)
Profit before tax		3,992,771	3,968,282	3,235,635
Income tax		(1,238,598)	(1,176,832)	(649,250)
Profit for the year from continuing operations		2,754,173	2,791,450	2,586,385
Net income from discontinued operations		0	163,497	22,513
Net income		2,754,173	2,954,947	2,608,898
Net income attributable to equity holders of the Parent Company		2,615,000	2,865,328	2,518,890
Non-controlling interest		$ 139,173	$ 89,619	$ 90,008
Basic and Diluted earnings per share to common shareholders		$ 2,780	$ 3,040	$ 2,680
From continuing operations		2,780	2,870	2,656
From discontinued operations		$ 0	$ 170	$ 24

[1]	See note 11 Income taxes.
[2]	The Bank inadvertently inverted the label of the amounts reported for Operating Expenses and Depreciation and Amortization in 2015. There was no impact in total operating expenses or profit before tax.